Long-Term Debt and Bonds, Maturities of Debt Facilities (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Principal Repayments [Abstract]
Year 1	$ 12,675
Year 2	12,675
Year 3	15,175
Year 4	109,341
Year 5 and thereafter	78,817
Total	$ 228,683